Accounts receivable (Detail 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Accounts Receivable [Line Items]
Trade and other current receivables	$ 118,576	$ 217,132
Trade and other non-current receivables	95,392	16,402
Trade receivables	$ 213,968	$ 233,534